INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes for the years ended December 31, 2022, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2022	2021	2020
Current tax provision
Federal	$—	$—	$36
State	3	1	1
Total current tax provision	3	1	37
Deferred tax provision
Federal	—	1	(492)
State	3	2	(571)
Total deferred tax provision	3	3	(1,063)
Total income tax provision (benefit)	$6	$4	$(1,026)
The reconciliation of taxes at the federal statutory rate to the provision for income taxes for the years ended December 31, 2022, 2021 and 2020 was as follows:

	Years Ended December 31,
	2022	2021	2020
Tax at statutory federal rate	$(155,064)	$(144,848)	$(78,098)
State tax, net of federal benefit	(28,612)	(21,212)	(14,052)
Stock-based compensation	47,382	22,825	(7,652)
Section 162(m) limitation	3,725	2,009	1,834
Research and development credits, net of uncertain tax position	(16,503)	(12,558)	(14,945)
Warrant revaluation	(971)	(641)	(2,824)
SEC Settlement	—	26,250	—
Other	5,345	(438)	408
Change in valuation allowance	144,704	128,617	114,303
Total income tax provision (benefit)	$6	$4	$(1,026)

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
	2022	2021
Deferred tax assets:
Federal and state income tax credits	$52,932	$33,837
Net operating loss carryforward	317,393	245,014
Start-up costs capitalized	1,432	1,454
Stock-based compensation	13,599	12,645
Finance lease liabilities	15,017	680
Accrued purchase of intangible asset	7,993	—
Inventory	2,758	—
Research expenditures	49,137	—
Accrued expenses and other	1,459	802
Total deferred tax assets	461,720	294,432
Valuation allowance	(435,923)	(291,222)
Deferred tax assets, net of valuation allowance	25,797	3,210
Deferred tax liabilities:
Intangible assets	(2,363)	(2,116)
Finance lease assets	(1,975)	(666)
Property, plant and equipment, net	(21,474)	(439)
Total deferred tax liabilities	(25,812)	(3,221)
Deferred tax liabilities, net	$(15)	$(11)

Schedule of Income Tax Contingencies
The following table reflect changes in the unrecognized tax benefits:

	Years Ended December 31,
	2022	2021	2020
Gross amount of unrecognized tax benefits as of the beginning of the year	$11,661	$7,392	$432
Additions based on tax positions related to the current year	5,550	4,269	5,622
Additions based on tax position from prior years	865	—	1,338
Gross amount of unrecognized tax benefits as of the end of the year	$18,076	$11,661	$7,392

Schedule Of Net Operating Losses And R&D Credit Carryforwards Valuation Allowances	The increase in the valuation allowance for the year ended December 31, 2022 of $144.7 million as reflected below, is due to increases in the net operating losses and research and development credit carryforwards.

	Years Ended December 31,
	2022	2021
Valuation Allowance as of the beginning of the period	$(291,222)	$(162,604)
Current Year Change	(144,701)	(128,618)
Valuation Allowance as of the end of the period	$(435,923)	$(291,222)